Right-Of-Use Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) site	Dec. 31, 2019 USD ($)
Right Of Use Asset Roll Forward [Roll Forward]
Beginning balance	$ 104.1
Additions	27.9	$ 29.6
Depreciation	(30.3)	(32.5)
Write-down of assets and lease terminations	(1.1)	(4.7)
Foreign exchange and other	0.4	0.2
Ending balance	101.0	104.1
Reduction for tenant improvement allowances	4.2
Right-of-use assets, derecognized	$ 1.1	1.0
Number Of Sites | site	1
Restructuring
Right Of Use Asset Roll Forward [Roll Forward]
Right-of-use assets, derecognized		3.7
Land
Right Of Use Asset Roll Forward [Roll Forward]
Beginning balance	$ 7.0
Additions	0.7	0.0
Depreciation	(0.6)	(0.6)
Write-down of assets and lease terminations	0.0	0.0
Foreign exchange and other	0.0	0.3
Ending balance	7.1	7.0
Buildings
Right Of Use Asset Roll Forward [Roll Forward]
Beginning balance	94.7
Additions	26.9	27.5
Depreciation	(29.2)	(31.6)
Write-down of assets and lease terminations	(1.1)	(4.7)
Foreign exchange and other	0.4	0.0
Ending balance	91.7	94.7
Other
Right Of Use Asset Roll Forward [Roll Forward]
Beginning balance	2.4
Additions	0.3	2.1
Depreciation	(0.5)	(0.3)
Write-down of assets and lease terminations	0.0	0.0
Foreign exchange and other	0.0	(0.1)
Ending balance	$ 2.2	$ 2.4